UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KR Capital Advisors, Inc.
Address: 450 Park Avenue

         New York, NY  10022

13F File Number:  28-1316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard K. Kravitz
Title:     Senior Vice President
Phone:     (212) 888-6300

Signature, Place, and Date of Signing:

     Richard K. Kravitz     New York, NY     April 28, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     75

Form13F Information Table Value Total:     $1,860,014 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


1    28-6772                       KR Capital Partners I, LP

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 88579Y101    79815   974895 SH       SOLE                   833795            141100
Accenture Ltd.              COM                 G1150G111    25044  1009820 SH       SOLE                   869820            140000
American International GroupCOM                 026874107     7528   105512 SH       DEFINED 01             105512
American International GroupCOM                 026874107    96716  1355511 SH       SOLE                  1157437            198074
American Standard Companies COM                 029712106     6086    53500 SH       DEFINED 01              53500
American Standard Companies COM                 029712106    98899   869440 SH       SOLE                   741840            127600
Apogent Technologies Inc.   COM                 03760A101      307    10000 SH       DEFINED 01              10000
Aramark Corp Cl B           COM                 038521100    24380   889465 SH       SOLE                   756765            132700
Avery Dennison Corp.        COM                 053611109    33902   544955 SH       SOLE                   476255             68700
Baker Hughes Inc.           COM                 057224107    12537   343670 SH       SOLE                   294470             49200
Bank of America Corp.       COM                 060505104     8098   100000 SH       DEFINED 01             100000
Bank of America Corp.       COM                 060505104    42822   528795 SH       SOLE                   455695             73100
Bank of New York Inc.       COM                 064057102    29763   944855 SH       SOLE                   803855            141000
Baxter International Inc.   COM                 071813109    37817  1224260 SH       SOLE                  1042860            181400
Baxter International Inc.   COM                 071813109     4695   152000 SH       DEFINED 01             152000
Black & Decker Corp         COM                 091797100     6269   110100 SH       DEFINED 01             110100
Black & Decker Corp         COM                 091797100    42363   743990 SH       SOLE                   636190            107800
Bombardier Inc. Cl B        COM                 097751200     2235   500000 SH       DEFINED 01             500000
BP PLC ADR                  COM                 055622104     1536    30000 SH       SOLE                    30000
Brunswick Corp.             COM                 117043109    62798  1538030 SH       SOLE                  1307330            230700
Cardinal Health Inc.        COM                 14149Y108    34096   494865 SH       SOLE                   422965             71900
Cardinal Health Inc.        COM                 14149Y108     6890   100000 SH       DEFINED 01             100000
Cendant Corp.               COM                 151313103     4268   175000 SH       DEFINED 01             175000
Cendant Corp.               COM                 151313103    38358  1572680 SH       SOLE                  1340780            231900
Chubb Corp.                 COM                 171232101      904    13000 SH       SOLE                    13000
Cigna Corp                  COM                 125509109    55101   933601 SH       SOLE                   796501            137100
Cigna Corp                  COM                 125509109     5607    95000 SH       DEFINED 01              95000
CIT Group Inc.              COM                 125581108     6164   162000 SH       SOLE                   162000
Citigroup Inc.              COM                 172967101   103497  2001868 SH       SOLE                  1718642            283226
Citigroup Inc.              COM                 172967101     5813   112434 SH       DEFINED 01             112434
ConocoPhillips              COM                 20825C104     4189    60000 SH       SOLE                    60000
Cooper Cameron Corp.        COM                 216640102    31037   704585 SH       SOLE                   600285            104300
Cooper Cameron Corp.        COM                 216640102     8810   200000 SH       DEFINED 01             200000
CVS Corporation             COM                 126650100     5295   150000 SH       DEFINED 01             150000
CVS Corporation             COM                 126650100    53268  1509005 SH       SOLE                  1287205            221800
Darden Restaurants Inc.     COM                 237194105    32038  1292375 SH       SOLE                  1100675            191700
Darden Restaurants Inc.     COM                 237194105     4958   200000 SH       DEFINED 01             200000
Eaton Corp.                 COM                 278058102    42522   756760 SH       SOLE                   645760            111000
El Paso Corp.               COM                 28336L109     1422   200000 SH       DEFINED 01             200000
First Data Corp.            COM                 319963104     3323    78825 SH       SOLE                    78825
Fox Entertainment Group Inc.COM                 35138T107    31450  1160500 SH       SOLE                   989600            170900
Goldman Sachs Group Inc.    COM                 38141G104    65274   625530 SH       SOLE                   530530             95000
HCA Inc.                    COM                 404119109    38574   949625 SH       SOLE                   805125            144500
Illinois Tool Works         COM                 452308109    36401   459435 SH       SOLE                   393335             66100
International Business Mach.COM                 459200101    53320   580575 SH       SOLE                   495675             84900
Janus Capital Group Inc.    COM                 47102X105    19116  1167020 SH       SOLE                  1006720            160300
JP Morgan Chase & Co.       COM                 46625H100     1930    46000 SH       SOLE                    46000
Koninklijke Philips Electr. COM                 500472303    32563  1123629 SH       SOLE                   952429            171200
Laboratory Corp of America  COM                 50540R409     3925   100000 SH       DEFINED 01             100000
Laboratory Corp of America  COM                 50540R409    37967   967305 SH       SOLE                   825705            141600
Mattel Inc.                 COM                 577081102    26507  1437500 SH       SOLE                  1222200            215300
Microsoft Corp.             COM                 594918104     2493   100000 SH       DEFINED 01             100000
Motorola Inc.               COM                 620076109    22703  1289921 SH       SOLE                  1100421            189500
Nike Inc. Cl B              COM                 654106103    46266   594145 SH       SOLE                   508345             85800
Office Depot Inc.           COM                 676220106     3770   200300 SH       SOLE                   200300
Pactiv Corporation          COM                 695257105     1112    50000 SH       DEFINED 01              50000
Pentair Inc.                COM                 709631105    31824   539390 SH       SOLE                   461990             77400
Pentair Inc.                COM                 709631105     3540    60000 SH       DEFINED 01              60000
Principal Financial Group   COM                 74251V102     3563   100000 SH       SOLE                   100000
Procter & Gamble Co.        COM                 742718109      262     2500 SH       SOLE                     2500
Schlumberger Ltd.           COM                 806857108    23984   375623 SH       SOLE                   320723             54900
SPX Corp.                   COM                 784635104    44009   967650 SH       SOLE                   825350            142300
SPX Corp.                   COM                 784635104     5367   118000 SH       DEFINED 01             118000
The Scotts Company Cl A     COM                 810186106      289     4500 SH       SOLE                     4500
United Technologies Corp.   COM                 913017109    26563   307800 SH       SOLE                   257600             50200
Viacom Inc Cl B             COM                 925524308     3921   100000 SH       DEFINED 01             100000
Viacom Inc Cl B             COM                 925524308    55287  1410025 SH       SOLE                  1205925            204100
Walt Disney Co.             COM                 254687106    40573  1623565 SH       SOLE                  1389965            233600
Wells Fargo & Co.           COM                 949746101    35178   620758 SH       SOLE                   528858             91900
Wells Fargo & Co.           COM                 949746101     5667   100000 SH       DEFINED 01             100000
Whirlpool Inc.              COM                 963320106    33703   489370 SH       SOLE                   417870             71500
Whirlpool Inc.              COM                 963320106     3540    51400 SH       DEFINED 01              51400
Yellow Roadway Corp         COM                 985577105      290     8600 SH       SOLE                     8600
Yellow Roadway Corp         COM                 985577105     6740   200000 SH       DEFINED 01             200000
York Intl Corp New          COM                 986670107    41173  1047400 SH       SOLE                   897075            150325